4. SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies
4. SIGNIFICANT ACCOUNTING POLICIES

4. SIGNIFICANT ACCOUNTING POLICIES

Matawinie Mine project

Management has established that during the second quarter of 2021, the Matawinie mine project has now reached the development phase. Accordingly, all expenditures related to the development of the mine are capitalized under Miner under construction within Property, plant and equipment (see note 5). Capitalized expenditures will be carried at cost until the Matawinie project is placed into commercial production, sold, abandoned, or determined by management to be impaired in value. The equipment, building and the mine site are not yet in use as at June 30, 2021, therefore, the depreciation will begin when the assets are ready for their intended use.

The costs related to the operation of the Matawinie Demonstration Plant will continue to be expensed as incurred under exploration and evaluation expenses, unless the expenditures meet the recognition criterias set in IAS 16 property, plant and equipment or IAS 38 Intangible asset.

LiB Anode Plant project

Costs incurred in the construction and development of the Company’s LiB Anode Plant project are capitalized under LiB Anode Plant within Property, plant and equipment (See note 5). Capitalized expenditures will be carried at cost until the LiB Anode Plant project is placed into commercial production, sold, abandoned, or determined by management to be impaired in value. The equipment and building are not yet in use as at June 30, 2021, therefore, the depreciation will begin when the assets are ready for their intended use.

The costs related to the operation of the LiB Anode Demonstration Plant will continue to be expensed as incurred under LiB Anode Plant project expenses, unless the expenditures meet the recognition criterias set in IAS 16 property, plant and equipment or IAS 38 Intangible asset.